CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - Automatic Conversion (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) shares
Class of Stock [Line Items]
Number of shares issuable upon conversion of each convertible preferred stock | shares	1
Minimum pre-offering market capitalization required for automatic conversion	$ 2,500.0
Minimum gross proceeds from sale of issuance of shares required for automatic conversion	$ 200.0
Series A
Class of Stock [Line Items]
Percentage of vote or written consent of the holders for automatic conversion	66.67%
Series B
Class of Stock [Line Items]
Percentage of vote or written consent of the holders for automatic conversion	66.67%
Series C
Class of Stock [Line Items]
Percentage of vote or written consent of the holders for automatic conversion	66.67%
Series D
Class of Stock [Line Items]
Percentage of vote or written consent of the holders for automatic conversion	66.67%
Series E
Class of Stock [Line Items]
Percentage of vote or written consent of the holders for automatic conversion	50.00%